Amounts Recorded in Consolidated Financial Statements Related to Grants and Exercises of Options (Detail) (AVX Corporation, JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
AVX Corporation
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation expense (net of tax benefit)	¥ 93	¥ 190	¥ 159
Tax benefit associated with stock based compensation expense	50	23	31
Cash received from the exercise of options	79	517	12
Excess tax benefit from stock-based payment arrangements	¥ 8	¥ 44	¥ 1